UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.81%
Consumer Discretionary — 12.71%
Big Lots, Inc.	90,240	$4,530,950
Dillard’s, Inc., Class A	53,250	3,338,242
Gentherm, Inc. *	73,765	2,496,945
HSN, Inc.	94,555	3,243,237
Malibu Boats, Inc., Class A *	110,805	2,114,159
MCBC Holdings, Inc.	148,610	2,166,734
Meredith Corp.	44,765	2,647,850
Murphy USA, Inc. *	110,930	6,818,867
Steven Madden Ltd. *	66,495	2,377,196
Tower International, Inc.	122,345	3,468,481

		33,202,661

Consumer Staples — 4.01%
John B. Sanfilippo & Son, Inc.	43,550	3,065,485
Medifast, Inc.	82,600	3,438,638
Sanderson Farms, Inc.	42,220	3,978,813

		10,482,936

Energy — 3.10%
Dril-Quip, Inc. *	67,425	4,048,871
Oceaneering International, Inc.	143,900	4,059,419

		8,108,290

Financials — 22.98%
AMERISAFE, Inc.	70,395	4,389,128
Blackstone Mortgage Trust, Inc., Class A	226,090	6,798,526
Bryn Mawr Bank Corp.	129,657	5,465,043
City Holding Co.	20,710	1,399,996
Community Trust Bancorp, Inc.	96,625	4,792,600
Enstar Group Ltd. *	15,720	3,107,844
First Financial Bancorp	96,350	2,741,158
Hope Bancorp, Inc.	292,920	6,412,019
Horace Mann Educators Corp.	140,685	6,021,318
Infinity Property & Casualty Corp.	60,790	5,343,441
ProAssurance Corp.	59,675	3,353,735
Renasant Corp.	113,700	4,800,414
Trico Bancshares	158,960	5,433,253

		60,058,475

Health Care — 6.02%
LifePoint Health, Inc. *	69,400	3,941,920
Magellan Health, Inc. *	42,435	3,193,234
Meridian Bioscience, Inc.	255,870	4,528,899
PAREXEL International Corp. *	62,075	4,079,569

		15,743,622

See accompanying notes which are an integral part of these schedules of investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Industrials — 18.99%
Knoll, Inc.	183,425	$5,123,060
Alamo Group, Inc.	34,825	2,650,183
Crane Co.	53,852	3,883,806
Deluxe Corp.	74,465	5,332,439
EMCOR Group, Inc.	54,095	3,827,762
FTI Consulting, Inc. *	97,120	4,378,170
Hillenbrand, Inc.	86,050	3,300,018
ITT, Inc.	112,460	4,337,582
Kadant, Inc.	49,210	3,011,652
Moog, Inc., Class A *	61,240	4,022,243
Regal-Beloit Corp.	36,825	2,550,131
Resources Connection, Inc.	133,988	2,579,269
Tetra Tech, Inc.	107,015	4,617,697

		49,614,012

Information Technology — 11.01%
ADTRAN, Inc.	147,330	3,292,826
AVX Corp.	295,070	4,611,944
Convergys Corp.	257,049	6,313,123
Diebold, Inc.	180,215	4,532,407
InterDigital, Inc.	61,770	5,642,689
ManTech International Corp., Class A	44,070	1,861,958
Tech Data Corp. *	29,558	2,502,971

		28,757,918

Materials — 4.06%
Compass Minerals International, Inc.	56,125	4,397,394
Schweitzer-Mauduit International, Inc.	136,680	6,223,040

		10,620,434

Real Estate — 4.67%
Lexington Realty Trust	605,175	6,535,890
National Storage Affiliates Trust	256,220	5,654,775

		12,190,665

Utilities — 7.26%
ALLETE, Inc.	81,782	5,249,587
El Paso Electric Co.	111,355	5,178,007
MGE Energy, Inc.	70,305	4,590,916
Spire, Inc.	61,105	3,944,328

		18,962,838

Total Common Stocks (Cost $212,466,331)		247,741,851

See accompanying notes which are an integral part of these schedules of investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 4.89%
Fidelity Investments Government Money Market Portfolio, Institutional Class, 0.44% (a)	12,782,605	$12,782,605

Total Money Market Securities (Cost $12,782,605)		12,782,605

Total Investments – 99.70% (Cost $225,248,936)		260,524,456

Other Assets in Excess of Liabilities – 0.30%		791,007

NET ASSETS – 100.00%		$261,315,463

(a)	Rate disclosed is the seven day effective yield as of December 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

As of December 31, 2016, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$35,696,701
Unrealized depreciation	(1,019,664)

Net unrealized appreciation	$34,677,037

Aggregate cost of securities for federal income tax purposes	$225,847,419

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.44%
Consumer Discretionary — 9.32%
Aramark	10,731	$383,311
Delphi Automotive PLC	5,200	350,220
Interpublic Group of Cos., Inc.	15,536	363,698
Murphy USA, Inc. *	5,710	350,994
Nordstrom, Inc.	8,014	384,111
Ralph Lauren Corp.	3,800	343,216

		2,175,550

Consumer Staples — 4.54%
Bunge Ltd.	5,162	372,903
Ingredion, Inc.	2,717	339,516
Tyson Foods, Inc., Class A	5,643	348,060

		1,060,479

Energy — 9.61%
Concho Resources, Inc. *	3,249	430,817
EQT Corp.	5,612	367,025
Marathon Oil Corp.	21,704	375,696
Oceaneering International, Inc.	13,150	370,961
Pioneer Natural Resources Co.	1,966	354,018
Tesoro Corp.	3,958	346,127

		2,244,644

Financials — 21.40%
Allstate Corp.	4,667	345,918
Ameriprise Financial, Inc.	3,139	348,241
Associated Banc-Corp.	16,000	395,200
Brown & Brown, Inc.	8,868	397,818
Commerce Bancshares, Inc.	8,427	487,165
Invesco Ltd.	13,665	414,596
KeyCorp	24,692	451,123
M&T Bank Corp.	2,603	407,187
Reinsurance Group of America, Inc.	3,466	436,127
Torchmark Corp.	7,443	548,996
Unum Group	8,073	354,647
W.R. Berkley Corp.	6,143	408,571

		4,995,589

Health Care — 6.11%
C.R. Bard, Inc.	1,556	349,571
Patterson Companies, Inc.	8,320	341,370
Quest Diagnostics, Inc.	4,233	389,013
Zimmer Biomet Holdings, Inc.	3,347	345,410

		1,425,364

Industrials — 16.63%
Crane Co.	5,828	420,315
Hexcel Corp.	7,050	362,652
ITT, Inc.	7,978	307,711
Orbital ATK, Inc.	4,215	369,782
Parker-Hannifin Corp.	2,656	371,840
Republic Services, Inc.	8,735	498,332
Rockwell Automation, Inc.	2,670	358,848
Snap-on, Inc.	2,243	384,159
Steelcase, Inc., Class A	22,289	398,973
Xylem, Inc.	8,309	411,462

		3,884,074

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares	Fair Value
Information Technology — 11.20%
Arrow Electronics, Inc. *	5,281	$376,535
DST Systems, Inc.	3,170	339,665
Linear Technology Corp.	7,285	454,220
Littelfuse, Inc.	2,678	406,440
Synopsys, Inc. *	9,432	555,167
Teradyne, Inc.	18,990	482,346

		2,614,373

Materials — 6.64%
Agrium, Inc.	4,076	409,842
Bemis Co., Inc.	6,886	329,289
Eastman Chemical Co.	5,795	435,842
International Paper Co.	7,083	375,824

		1,550,797

Real Estate — 7.18%
CubeSmart	10,869	290,963
Equity LifeStyle Properties, Inc.	6,872	495,471
Host Hotels & Resorts, Inc.	21,803	410,769
Weingarten Realty Investors	13,409	479,908

		1,677,111

Utilities — 4.81%
Ameren Corp.	8,093	424,559
Great Plains Energy, Inc.	10,515	287,585
Xcel Energy, Inc.	10,121	411,925

		1,124,069

Total Common Stocks (Cost $17,411,363)		22,752,050

Money Market Securities — 5.57%
Fidelity Investments Government Money Market Portfolio, Institutional Class, 0.44% (a)	1,300,246	1,300,246

Total Money Market Securities (Cost $1,300,246)		1,300,246

Total Investments – 103.01% (Cost $18,711,609)		24,052,296

Liabilities in Excess of Other Assets – (3.01)%		(702,357)

NET ASSETS – 100.00%		$23,349,939

(a)	Rate disclosed is the seven day effective yield as of December 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

As of December 31, 2016, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$5,372,122
Unrealized depreciation	(31,696)

Net unrealized appreciation	$5,340,426

Aggregate cost of securities for federal income tax purposes	$18,711,870

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2016

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income —The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Dean Funds

Related Notes to the Schedule of Investments—continued

December 31, 2016

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2016 in valuing the Funds’ investments:

Small Cap Fund

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$247,741,851	$—	$—	$247,741,851
Money Market Securities	12,782,605	—	—	12,782,605

Total	$260,524,456	$—	$—	$260,524,456

Mid Cap Fund

Assets
Common Stocks*	$22,752,050	$—	$—	$22,752,050
Money Market Securities	1,300,246	—	—	1,300,246

Total	$24,052,296	$—	$—	$24,052,296

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of December 31, 2016 based on input levels assigned at March 31, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/23/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/23/2017